Reportable Operating Segment (Tables)	12 Months Ended
Dec. 31, 2013
Reportable Operating Segments And Geographic Operations (Tables) [Abstract]
Operating segment information

The following table presents certain selected financial information as of or for the years ended December 31, 2013, 2012 and 2011:

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2013
Non-interest revenues	$12,123	$4,644	$5,085	$5,229	$846		$27,927
Interest income	5,565	1,118	13	32	277		7,005
Interest expense	693	361	245	(252)	911		1,958
Total revenues net of interest expense	16,995	5,401	4,853	5,513	212		32,974
Total provision	1,417	444	159	69	21		2,110
Pretax income (loss) from continuing operations	4,994	643	1,244	2,469	(1,462)		7,888
Income tax provision (benefit)	1,801	12	384	894	(562)		2,529
Income (loss) from continuing operations	3,193	631	860	1,575	(900)		5,359
Total equity (billions)	9.3	3.1	3.7	2.0	1.4		19.5
2012
Non-interest revenues	11,469	4,561	4,995	5,005	897		26,927
Interest income	5,342	1,147	11	23	331		6,854
Interest expense	765	402	257	(243)	1,045		2,226
Total revenues net of interest expense	16,046	5,306	4,749	5,271	183		31,555
Total provision	1,429	330	136	74	21		1,990
Pretax income (loss) from continuing operations	4,069	659	960	2,219	(1,456)		6,451
Income tax provision (benefit)	1,477	25	316	776	(625)		1,969
Income (loss) from continuing operations	2,592	634	644	1,443	(831)		4,482
Total equity (billions)	8.7	2.9	3.6	2.0	1.7		18.9
2011
Non-interest revenues	10,804	4,470	4,880	4,713	719		25,586
Interest income	5,074	1,195	9	5	413		6,696
Interest expense	807	426	264	(224)	1,047		2,320
Total revenues net of interest expense	15,071	5,239	4,625	4,942	85		29,962
Total provision	687	268	76	75	6		1,112
Pretax income (loss) from continuing operations	4,129	762	1075	1,979	(989)		6,956
Income tax provision (benefit)	1,449	39	337	686	(454)		2,057
Income (loss) from continuing operations	2,680	723	738	1,293	(535)		4,899
Total equity (billions)	$8.8	$2.8	$3.6	$2.0	$1.6		$18.8

  Corporate & Other includes adjustments and eliminations for intersegment activity.

Total revenues net of interest expense and pretax income

The following table presents the Company's total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	U.S.	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2013(c)
Total revenues net of interest expense	$23,745	$3,700		$2,952		$2,900		$(323)		$32,974
Pretax income (loss) from continuing operations	7,679	524		488		701		(1,504)		7,888
2012(c)
Total revenues net of interest expense	$22,631	$3,594		$3,106		$2,774		$(550)		$31,555
Pretax income (loss) from continuing operations	6,468	505		426		605		(1,553)		6,451
2011(c)
Total revenues net of interest expense	$21,254	$3,551		$3,071		$2,706		$(620)		$29,962
Pretax income (loss) from continuing operations	6,971	620		430		583		(1,648)		6,956

  EMEA represents Europe, the Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and the Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management's judgment.